Related party transaction (Details 1) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of transactions between related parties [line items]
Lease rentals paid		₨ 429	$ 5	₨ 279	₨ 377
Parent [Member]
Disclosure of transactions between related parties [line items]
Consultancy services received		0		0	0
Sitting fees paid		0		0	0
Salaries and other short term benefits	[1]	0		0	0
Contributions to defined contribution plans	[1]	0		0	0
Share based payment transactions	[1]	0		0	0
Lease rentals paid		3		2	1
CSR Contribution made		0		0	0
Amount of outstanding balances
6% Non-Cumulative Compulsorily convertible preference shares					0
Advance lease rentals and refundable deposits made		1		1	0
Lease rentals payable		0		0	0
Other related parties [Member]
Disclosure of transactions between related parties [line items]
Consultancy services received		0		0	0
Sitting fees paid		0		0	0
Salaries and other short term benefits	[1]	0		0	0
Contributions to defined contribution plans	[1]	0		0	0
Share based payment transactions	[1]	0		0	0
Lease rentals paid		10		9	9
CSR Contribution made		25		20	28
Amount of outstanding balances
6% Non-Cumulative Compulsorily convertible preference shares					500
Advance lease rentals and refundable deposits made		6		6	6
Lease rentals payable		0		0	1
Key management personnel of entity or parent [Member]
Disclosure of transactions between related parties [line items]
Consultancy services received		0		0	0
Sitting fees paid		15		7	3
Salaries and other short term benefits	[1]	46		50	62
Contributions to defined contribution plans	[1]	2		3	3
Share based payment transactions	[1]	0		0	0
Lease rentals paid		0		0	0
CSR Contribution made		0		0	0
Amount of outstanding balances
6% Non-Cumulative Compulsorily convertible preference shares					0
Advance lease rentals and refundable deposits made		0		0	0
Lease rentals payable		₨ 0		₨ 0	₨ 0

[1]

Represents salaries and other benefits of Key Management Personnel comprising of Mr. M P Vijay Kumar – Executive Director and Chief Financial Officer, Mr. C R Rao – Chief Operating Officer and Mr. Kamal Nath - Chief Executive Officer (for March 31, 2025 and March 31, 2024).